Related Party Transactions - Summary of Related Party Fees and Revenue Related to the Managed REITs (Detail) - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		$ 2,055,224		$ 1,263,029		$ 5,877,454		$ 4,609,060		$ 6,322,970		$ 8,048,630		$ 3,068,306
Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		451,220		521,468		1,724,155		2,186,911
Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		175,234		233,038		785,647		892,172
Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		125,429		215,057		521,338		799,464
Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		975,755		135,000		2,037,280		211,903
Strategic Storage Trust IV Advisory Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[1]									716,278		3,211,661		1,153,137
Strategic Storage Trust IV Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]							716,278
Strategic Storage Growth Trust II Advisory Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues										1,843,769		1,210,529		310,786
Strategic Storage Growth Trust II Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[3]			462,178		798,395		1,383,298
Strategic Storage Trust VI Advisory Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues										178,282
Strategic Storage Trust VI Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		401,078		59,290		875,618		87,335
SSGT III Advisory Agreement | Asset Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		50,142				50,142
Strategic Storage Trust IV Property Management Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[1]									346,179		1,429,632		602,162
Strategic Storage Trust IV Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]							346,179
Strategic Storage Growth Trust II Property Management Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues										709,533		371,751		91,594
Strategic Storage Growth Trust II Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[3]			202,523		407,706		499,085
Strategic Storage Trust VI Property Management Agreement
Related Party Transaction [Line Items]
Managed REIT Platform Revenues										99,602
Strategic Storage Trust VI Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		157,282		30,515		359,989		46,908
Strategic Storage Growth Trust I I I Property Management Agreement | Property Management
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		17,952				17,952
Strategic Storage Trust IV Tenant Protection Program Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[4]									285,959		893,315
Strategic Storage Trust IV Tenant Protection Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[2]							285,959
Strategic Storage Growth Trust II Tenant Protection Program Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues										636,671		257,602		37,269
Strategic Storage Growth Trust II Tenant Protection Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues	[3]			158,798		250,156		425,009
Strategic Storage Trust VI Tenant Protection Program Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues										158,662				254,148
Strategic Storage Trust VI Tenant Protection Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		121,807		56,259		267,560		88,496
Strategic Storage Growth Trust I I I Tenant Protection Program Revenue | Tenant Protection Program
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		3,622				3,622
Strategic Storage Trust VI Acquisition Fees Revenue | Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		519,755		135,000		1,581,280		211,903
Strategic Storage Growth Trust III Acquisition Fees Revenue | Acquisition Fees
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		456,000				456,000
Other Managed REIT Revenue
Related Party Transaction [Line Items]
Managed REIT Platform Revenues		$ 327,586	[5]	$ 158,466	[5]	$ 809,034	[5]	$ 518,610	[5]	$ 1,348,035	[6]	$ 674,140	[6]	$ 619,210	[6]

[1]	On March 17, 2021, we acquired SST IV and no longer earn such fees.
[2]	On March 17, 2021, we acquired SST IV and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SST IV is now included in ancillary operating revenue in our consolidated statements of operations.
[3]	On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.
[4]	On March 17, 2021, we acquired SST IV and such revenue is now included in ancillary operating revenue in our consolidated statements of operations.
[5]	Such revenue primarily includes construction management fees, development fees, and other miscellaneous revenues.
[6]	Such revenues primarily include construction management, development fees, and other miscellaneous revenues.